Share-Based Compensation (Options Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Time-Based Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at September 28, 2012 (shares)		15,711,000
Granted (shares)		4,850,000
Exercised (shares)		(2,070,000)
Forfeited and expired (shares)		(693,000)
Outstanding at September 27, 2013 (shares)		17,798,000
Exercisable at September 27, 2013 (shares)		9,802,000
Expected to vest at September 27, 2013 (shares)		6,908,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at September 28, 2012 (per share)		$ 9.7
Granted (per share)		$ 16.11
Exercised (per share)		$ 7.34
Forfeited and expired (per share)		$ 11.57
Outstanding at September 27, 2013 (per share)		$ 12.08
Exercisable at September 27, 2013 (per share)		$ 7.65
Expected to vest at September 27, 2013 (per share)		$ 14.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding intrinsic value at September 27, 2013		$ 109,623
Exercisable intrinsic value at September 27, 2013		90,471
Expected to vest intrinsic value at September 27, 2013		17,420
Outstanding at September 27, 2013, Weighted-Average Remaining Term		6 years 8 months 12 days
Exercisable at September 27, 2013, Weighted-Average Remaining Term		4 years 8 months 12 days
Expected to vest at September 27, 2013, Weighted-Average Remaining Term		8 years 10 months 24 days
Performance-based options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at September 28, 2012 (shares)	13,938,000	15,929,000
Granted (shares)	466,763	463,000
Exercised (shares)		(1,032,000)
Forfeited and expired (shares)		(1,422,000)
Outstanding at September 27, 2013 (shares)		13,938,000
Exercisable at September 27, 2013 (shares)		4,548,000
Expected to vest at September 27, 2013 (shares)		1,669,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at September 28, 2012 (per share)	$ 8.86	$ 9.68
Granted (per share)		$ 15.06
Exercised (per share)		$ 7.27
Forfeited and expired (per share)		$ 9.41
Outstanding at September 27, 2013 (per share)		$ 8.86
Exercisable at September 27, 2013 (per share)		$ 7.29
Expected to vest at September 27, 2013 (per share)		$ 11.82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding intrinsic value at September 27, 2013		111,759
Exercisable intrinsic value at September 27, 2013		43,596
Expected to vest intrinsic value at September 27, 2013		8,444
Outstanding at September 27, 2013, Weighted-Average Remaining Term		5 years 7 months 6 days
Exercisable at September 27, 2013, Weighted-Average Remaining Term		4 years 4 months 24 days
Expected to vest at September 27, 2013, Weighted-Average Remaining Term		7 years 7 months 6 days
Installment Stock Purchase Opportunities (ISPOs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at September 28, 2012 (shares)		1,403,000
Granted (shares)		350,000
Exercised (shares)		(158,000)
Forfeited and expired (shares)		(1,508,000)
Outstanding at September 27, 2013 (shares)		87,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at September 28, 2012 (per share)		$ 13.81
Granted (per share)		$ 15.08
Exercised (per share)		$ 11.83
Forfeited and expired (per share)		$ 13.41
Outstanding at September 27, 2013 (per share)		$ 12.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding intrinsic value at September 27, 2013		$ 406
Outstanding at September 27, 2013, Weighted-Average Remaining Term		2 years 6 months